Other Intangible Assets, Other than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets:
Gross carrying amount	$ 20,716	$ 15,281
Weighted average amortization period	7 years	7 years
Accumulated amortization	13,295	10,787
Unamortized intangible assets:
In-process research and development	722
Technology [Member]
Amortized intangible assets:
Gross carrying amount	11,774	6,339
Weighted average amortization period	7 years	7 years
Accumulated amortization	5,762	4,495
Customer relationship [Member]
Amortized intangible assets:
Gross carrying amount	8,100	8,100
Weighted average amortization period	7 years	7 years
Accumulated amortization	6,847	5,689
Patents [Member]
Amortized intangible assets:
Gross carrying amount	842	842
Weighted average amortization period	6 years	6 years
Accumulated amortization	$ 686	$ 603